Related-Party Transactions (Transactions between the Group and Sinopec Corp., Its Subsidiaries and Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Commission expense	¥ 110,552	¥ 104,598	¥ 125,641
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of petroleum products	47,201,755	39,879,549	50,354,162
Sales other than petroleum products	9,439,546	6,790,568	8,642,514
Purchases of crude oil	35,371,820	27,934,926	43,886,966
Purchases other than crude oil	9,008,147	9,937,862	9,579,239
Commission expense	110,552	104,598	125,619
Rental income	¥ 34,475	¥ 32,829	¥ 31,972